Nature of Expenses (Summary of Detailed Information about Expenses by Nature) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provincial Mining [abstract]
Saskatchewan potash production tax	$ 279	$ 909
Saskatchewan resource surcharge and other	$ 119	$ 240